Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Massachusetts Tax-Exempt Funds
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2022